REVENUE (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF BREAK-DOWN OF REVENUE

	For the year ended March 31,
	2026	2025	2024
	HK$	HK$	HK$

Energy saving services income
- Hong Kong	7,887,455	5,077,844	5,236,436

Consultancy fee income
- Hong Kong	-	3,000,000	-

Construction income
- Hong Kong	5,418,194	8,497,077	-
- Macau	11,745,710	-	-

Total	25,051,359	16,574,921	5,236,436

SCHEDULE OF REVENUE FROM MAJOR CUSTOMERS

The revenue from major customers individually contributed over 10% of total revenue of the Group for the years ended March 31, 2026, 2025 and 2024 is as follows:

	For the year ended March 31,
	2026	2025	2024
	HK$	HK$	HK$

HAECO	12,143,375	5,077,844	5,236,436
Macau University of Science and Technology Foundation – University Hospital	11,745,710	-	-
SOAR Equipment Rental Company Limited	-	3,000,000	-
LMP International Limited	1,162,274	8,497,077	-